Cover	Jul. 27, 2025
Cover [Abstract]
Entity Registrant Name	CRONA CORP.
Entity Central Index Key	0001696411
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 27, 2025
Entity Ex Transition Period	false
Entity File Number	333-216180
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	35-2574778
Entity Address Address Line 1	422 Richards Street
Entity Address Address Line 2	Unit 170
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6B 2Z4
City Area Code	888
Local Phone Number	998-1888
Security 12b Title	Common Stock
Trading Symbol	CCCP
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false